Average Annual Total Returns - Global Allocation	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	MSCI All Country World Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI All Country World Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI All Country World Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 10 Years	Custom Invesco Global Allocation Index (60% MCSI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index Hedged) (reflects no deduction for fees, expenses or taxes) 1 Year
Custom Invesco Global Allocation Index (60% MCSI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index Hedged) (reflects no deduction for fees, expenses or taxes)
5 Years

Custom Invesco Global Allocation Index (60% MCSI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index Hedged) (reflects no deduction for fees, expenses or taxes)
10 Years

Total	Nov. 01, 1991	8.14%	6.44%	5.09%	8.14%	5.70%	4.41%	4.82%	4.80%	3.78%	Sep. 01, 1993	12.54%	6.85%	5.06%	Mar. 01, 2001	14.17%	7.39%	5.43%	May 01, 2000	14.75%	7.93%	5.98%	May 24, 2019	14.99%	7.80%	[1]	5.76%	[1]	Feb. 28, 2012	14.94%	8.12%	6.95%	16.25%	12.26%	9.13%	5.58%	4.49%	4.18%	12.94%	9.43%	7.43%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.